Unaudited Quarterly Data (Tables)	12 Months Ended
Dec. 31, 2015
Unaudited Quarterly Data [Abstract]
Unaudited Quarterly Data
Quarter Ended	March 31		June 30		September 30		December 31		Total
Fiscal year 2015	RMB	US$	RMB	US$	RMB	US$	RMB	US$	RMB	US$

Revenue	52,776	8,514	66,709	10,760	65,670	10,333	63,707	9,835	248,862	38,418
Gross loss	(7,825)	(1,262)	287	47	3,794	597	3,740	578	(4)	-
Net loss	(14,997)	(2,419)	(14,651)	(2,362)	(12,253)	(1,927)	(27,164)	(4,192)	(69,065)	(10,662)
Basic and diluted loss per share	(1.15)	(0.19)	(1.12)	(0.18)	(0.94)	(0.15)	(2.08)	(0.32)	(5.29)	(0.82)